Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,517,436	$ 1,282,699
Less: accumulated depreciation	(648,634)	(585,922)
Property and equipment, net	868,802	696,777
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	463,464	488,652
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	236,973	264,692
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	260,537	256,992
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	159,842	153,600
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	313,325	29,760
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 83,295	$ 89,003